Document and Entity Information	Jun. 08, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000703604
Document Type	8-K/A
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	DISTRIBUTION SOLUTIONS GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-10546
Entity Tax Identification Number	36-2229304
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
Local Phone Number	611-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	DSGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is filed as an amendment to the Current Report on Form 8-K of Distribution Solutions Group, Inc., a Delaware corporation (the “Company”), filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 9, 2023 (the “Initial Report”) relating to the acquisition of all of the issued and outstanding capital stock of HIS Company, Inc., a Texas corporation (“Hisco”) from HIS Company, Inc. Employee Stock Ownership Trust (the “Seller”), consummated on June 8, 2023 pursuant to that certain Stock Purchase Agreement, dated March 30, 2023, by and among the Company, Hisco, Seller, which is maintained pursuant to and in connection with the HIS Company, Inc. Employee Stock Ownership Plan, acting through GreatBanc Trust Company, not in its corporate capacity, but solely in its capacity as trustee of the Seller, and Ellis Moseley, solely in his capacity as the representative of the Seller. This Amendment is filed solely to provide, and amends the Initial Report to include, the historical financial statements of Hisco and its subsidiaries, and the pro forma financial information of the Company and Hisco that are required by and described in parts (a) and (b) of Item 9.01 below. As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the Company has set forth the complete text of Item 9.01, as amended.